Significant Related Party Transactions and Balances (Details) - Schedule of Significant Related Party Transactions	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Disclosure of transactions between related parties [line items]
Interest expense	RM 422,433	$ 89,580	RM 666,872	RM 419,444
Listing expenses	3,206,402	679,942	2,044,063
TEM Group Limited [Member]
Disclosure of transactions between related parties [line items]
Interest expense				17,274
SEAP Trading Pte Ltd [Member]
Disclosure of transactions between related parties [line items]
Interest expense	240,153	50,926	344,155	169,588
Sales to	43,410	9,205	119,868
TEM Electronics (Jiangmen) Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Sales to	31,452	6,670	3,336	166,873
Purchase from	814,848	172,795	1,312,681	2,328,636
BAP Trading Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Purchase from	377,647	80,083	115,308
IT support fee – non-trade	RM 100,024	$ 21,211	RM 72,709	RM 202,578